Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Switzerland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 0.5%
Banque Cantonale Vaudoise	77,704	$7,554,443

Building Products — 1.7%
Geberit AG, Registered	51,684	25,139,933

Capital Markets — 8.1%
Credit Suisse Group AG, Registered	3,278,844	29,924,955
Julius Baer Group Ltd.	374,935	15,962,154
Partners Group Holding AG	27,129	22,432,890
UBS Group AG, Registered	4,689,697	50,279,879

		118,599,878

Chemicals — 6.5%
Clariant AG, Registered	510,589	9,361,950
EMS-Chemie Holding AG, Registered	16,412	12,137,739
Givaudan SA, Registered	11,823	42,421,027
Sika AG, Registered	188,246	32,233,233

		96,153,949

Construction Materials — 2.0%
LafargeHolcim Ltd., Registered	709,342	29,342,408

Diversified Financial Services — 0.6%
Pargesa Holding SA, Bearer	116,557	8,796,068

Diversified Telecommunication Services — 1.4%
Swisscom AG, Registered	38,772	20,170,964

Electrical Equipment — 3.1%
ABB Ltd., Registered	2,299,873	45,221,818

Food Products — 22.6%
Barry Callebaut AG, Registered	5,994	12,054,136
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1,788	14,907,755
Chocoladefabriken Lindt & Spruengli AG, Registered	176	15,278,859
Nestle SA, Registered	2,679,695	289,698,264

		331,939,014

Health Care Equipment & Supplies — 4.9%
Alcon Inc.(a)	609,307	39,246,297
Sonova Holding AG, Registered	84,456	18,505,244
Straumann Holding AG, Registered	18,020	14,593,067

		72,344,608

Insurance — 7.9%
Baloise Holding AG, Registered	88,243	12,547,095
Swiss Life Holding AG, Registered	50,588	17,766,619
Swiss Re AG	404,495	27,418,252
Zurich Insurance Group AG	181,927	58,609,770

		116,341,736

Life Sciences Tools & Services — 3.2%
Lonza Group AG, Registered	95,661	46,949,268

Machinery — 1.8%
Schindler Holding AG, Participation Certificates, NVS	67,814	15,748,208
Schindler Holding AG, Registered	45,148	10,451,666

		26,199,874

Security	Shares	Value

Marine — 0.9%
Kuehne + Nagel International AG, Registered(a)	95,610	$13,773,732

Pharmaceuticals — 24.3%
Novartis AG, Registered	1,606,354	138,831,657
Roche Holding AG, NVS	592,939	205,340,695
Vifor Pharma AG	83,687	12,726,835

		356,899,187

Professional Services — 2.4%
Adecco Group AG, Registered	287,203	13,638,182
SGS SA, Registered	8,948	21,003,164

		34,641,346

Real Estate Management & Development — 0.9%
Swiss Prime Site AG, Registered	138,337	12,873,246

Software — 1.1%
Temenos AG, Registered	108,720	16,601,670

Specialty Retail — 0.0%
Dufry AG, Registered(b)	12,631	372,474

Technology Hardware, Storage & Peripherals — 1.1%
Logitech International SA, Registered	272,727	16,090,524

Textiles, Apparel & Luxury Goods — 4.0%
Cie. Financiere Richemont SA, Registered	665,707	38,721,461
Swatch Group AG (The), Bearer	59,386	11,862,364
Swatch Group AG (The), Registered	199,328	7,747,379

		58,331,204

Total Common Stocks — 99.0% (Cost: $1,423,124,180)		1,454,337,344

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(c)(d)(e)	3,028,324	3,032,866
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(c)(d)	580,000	580,000

		3,612,866

Total Short-Term Investments — 0.3% (Cost: $3,612,603)		3,612,866

Total Investments in Securities — 99.3% (Cost: $1,426,736,783)		1,457,950,210

Other Assets, Less Liabilities — 0.7%		10,748,095

Net Assets — 100.0%		$1,468,698,305

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Switzerland ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	3,028,324	3,028,324	$3,032,866	$2,063	(b)	$57		$263
BlackRock Cash Funds: Treasury, SL Agency Shares	516,000	64,000	580,000	580,000	4,872		—		—

				$3,612,866	$6,935		$57		$263

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	317	06/19/20	$10,741	$722,753

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,454,337,344	$—	$—	$1,454,337,344
Money Market Funds	3,612,866	—	—	3,612,866

	$1,457,950,210	$—	$—	$1,457,950,210

Derivative financial instruments(a)
Assets
Futures Contracts	$722,753	$—	$—	$722,753

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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